SEGMENT - The Company's Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 2,173.9	$ 1,869.3	$ 1,962.4
UK
Disclosure of geographical areas [line items]
Non-current assets	0.2	0.1	0.0
Denmark
Disclosure of geographical areas [line items]
Non-current assets	1,746.6	1,607.7	1,651.5
Singapore
Disclosure of geographical areas [line items]
Non-current assets	336.7	257.1	308.0
USA
Disclosure of geographical areas [line items]
Non-current assets	79.8	0.0	0.0
Other countries
Disclosure of geographical areas [line items]
Non-current assets	$ 10.6	$ 4.5	$ 2.9